CURRENT PORTION - CONVERTIBLE DEBT – RELATED AND UNRELATED PARTIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Interest expense	$ 455,824	$ 228,748
Convertible Promissory Notes [Member]
Short-term Debt [Line Items]
Interest expense	$ 7,495	$ 19,361